Cash Flow Information - Schedule of Detailed Information about Non Cash Transaction (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about non-cash transaction [line items]
Payments for acquisition of financial assets at FVTOCI	$ 62,752.0	$ 2,049.4	$ 54,566.7	$ 255,888.7
Payments for acquisition of property, plant and equipment	949,816.8	$ 31,019.5	1,082,672.1	839,195.7
Acquisition of financial assets at FVTOCI [Member]
Disclosure of detailed information about non-cash transaction [line items]
Additions of financial assets at FVTOCI	62,779.0		45,126.2	253,613.9
Discontinuation of significant influence from investment accounted for using the equity method	(10.7)
Conversion of convertible bonds into equity securities	(145.1)		0.0	0.0
Exchange of equity instruments	0.0		0.0	(106.2)
Payments for acquisition of financial assets at FVTOCI	62,752.0		54,566.7	255,888.7
Changes in accrued expenses and other current liabilities	128.8		9,440.5	2,381.0
Disposal of financial assets at FVTOCI [Member]
Disclosure of detailed information about non-cash transaction [line items]
Changes in other financial assets	351.7		1,832.5	3,509.3
Exchange of equity instruments	0.0		0.0	(106.2)
Disposal of financial assets at FVTOCI	35,346.9		43,130.9	251,201.4
Proceeds from disposal of financial assets at FVTOCI	35,698.6		44,963.4	254,604.5
Property, plant and equipment [member]
Disclosure of detailed information about non-cash transaction [line items]
Additions of property, plant and equipment	897,557.1		1,139,892.1	835,406.3
Changes in other financial assets	44.5		5,730.1	1,934.0
Exchange of assets	(78.0)		(275.6)	(3,256.5)
Changes in payables to contractors and equipment suppliers	40,750.2		(60,638.2)	5,153.3
Changes in accrued expenses and other current liabilities	17,832.8		630.6	0.0
Capitalized interests	(6,329.7)		(2,666.9)	0.0
Transferred to initial carrying amount of hedged items	39.9		0.0	(41.4)
Payments for acquisition of property, plant and equipment	$ 949,816.8		$ 1,082,672.1	$ 839,195.7